SHARE CAPITAL (Schedule of Assumptions Used to Estimate Fair Value) (Details)	6 Months Ended
Jun. 30, 2026 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share	$ 69.5
Dividend yield	0.00%
Expected volatility	87.00%
Risk-free interest rate	4.08%
Expected term	6 years 3 months